STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

5. STOCKHOLDERS’ EQUITY

Common Stock. The Company has authorized capital of 1,000,000 shares of no-par common stock.

During 2025, our Chief Executive Officer contributed $1,500 to fund operating costs. No shares were issued in connection with this contribution.

Also during 2025, our Chief Executive Officer paid $225 of corporate costs related to a legal name change on behalf of the Company. The Company recorded the expense within selling, general and administrative expenses with a corresponding increase to additional paid-in capital.

As of December 31, 2025 and 2024, the Company had no shares of common stock issued and outstanding, respectively.